Schedule of Change in Unrealized net Capital Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ 174,028	$ 260,356	$ 301,048
Amounts recognized for:
Insurance reserves	(90,058)	(167,226)	(73,544)
DAC and DSI	(9,162)	(10,811)	(48,400)
Amounts recognized	(99,220)	(178,037)	(121,944)
Deferred income taxes	(26,182)	(28,812)	(62,686)
Increase in unrealized net capital gains and losses	48,626	53,507	116,418
EMA limited partnerships
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	97	30
Fixed income securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	163,066	265,163	299,286
Equity securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	10,861	(4,834)	2,068
Short-term investments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	4	(3)	3
Derivative instruments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses			$ (309)